MS P-3 12/09

SUPPLEMENT DATED DECEMBER 7, 2009
TO THE PROSPECTUS DATED MAY 1, 2009
OF
FRANKLIN MUTUAL SERIES FUNDS

Mutual Beacon Fund
Mutual Global Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual International Fund
Mutual Quest Fund
Mutual Shares Fund

The prospectus is amended as follows:

I. The portfolio management team, under the “Management” section on page 62, is revised as follows:

MUTUAL BEACON FUND

Christian Correa Portfolio Manager

Mandana Hormozi Assistant Portfolio Manager

MUTUAL GLOBAL DISCOVERY FUND

Peter Langerman Co-Portfolio Manager

Philippe Brugere-Trelat Co-Portfolio Manager

MUTUAL EUROPEAN FUND

Philippe Brugere-Trelat Portfolio Manager

Katrina Dudley Assistant Portfolio Manager

MUTUAL FINANCIAL SERVICES FUND

Andrew Sleeman Portfolio Manager

MUTUAL QUEST FUND

Shawn Tumulty Portfolio Manager

MUTUAL SHARES FUND

Peter A. Langerman Co-Portfolio Manager

F. David Segal Co-Portfolio Manager

Deborah A. Turner Assistant Portfolio Manager

MUTUAL INTERNATIONAL FUND

Philippe Brugere-Trelat Co-Portfolio Manager

Andrew Sleeman Co-Portfolio Manager

CHRISTIAN CORREA, CFA Portfolio Manager of Franklin Mutual

Mr. Correa has been a lead portfolio manager for the Mutual Beacon Fund since 2007. He has been an analyst for Franklin Mutual since 2003, when he joined Franklin Templeton Investments. Previously, he covered U.S. risk arbitrage and special situations at Lehman Brothers Holdings Inc.

KATRINA DUDLEY, CFA Portfolio Manager of Franklin Mutual

Ms. Dudley has been a portfolio manager for Mutual European Fund since 2007. She joined Franklin Templeton Investments in 2002.

MANDANA HORMOZI, Portfolio Manager of Franklin Mutual

Ms. Hormozi has been a portfolio manager for Mutual Beacon Fund since May 2009. She joined Franklin Templeton Investments in 2003. Previously, she was a senior vice president in the equity research department at Lazard Freres. Also, she was an economic research analyst at Mitsubishi Bank.

PETER A. LANGERMAN, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman rejoined Franklin Templeton Investments in 2005 and assumed the duties of lead portfolio manager of the Mutual Shares Fund in 2005 and Mutual Global Discovery in December 2009. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds' former manager.

F. DAVID SEGAL, CFA Portfolio Manager of Franklin Mutual

Mr. Segal has been a portfolio manager for Mutual Shares Fund since 2005 and assumed the duties of lead portfolio manager in 2007. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999- 2002.

ANDREW SLEEMAN, CFA Portfolio Manager of Franklin Mutual

Mr. Sleeman has been a lead portfolio manager for Mutual International Fund since inception and Mutual Financial Services Fund since December 2009. He joined Franklin Templeton Investments in 2007. Previously, he was with Fox-Pitt, Kelton, a financials specialist firm, where he focused on international financial equities. Prior to that, he worked in international equities at BNP Paribas. He also worked in Australia in the fixed income division of JP Morgan Investment Management.

PHILIPPE BRUGERE-TRELAT, Vice President of Franklin Mutual

Mr. Brugere-Trelat has been a portfolio manager of the Mutual European Fund since 2004 and assumed the duties of lead portfolio manager in 2005 and a lead portfolio manager of the Mutual International Fund since inception and Mutual Global Discovery Fund since December 2009. He has been a member of the management team of the Funds since 2004, when he rejoined Franklin Templeton Investments. Previously, he was president and portfolio manager of Eurovest. Between 1984 and 1994, he was employed at Heine Securities Corporation, the Funds' former manager.

SHAWN M. TUMULTY, Vice President of Franklin Mutual

Mr. Tumulty has been a portfolio manager for Mutual Quest Fund since 2003 and assumed the duties of lead portfolio manager in December 2009. He joined Franklin Templeton Investments in 2000.

DEBORAH A. TURNER, CFA Portfolio Manager of Franklin Mutual

Ms. Turner has been a portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds' former manager.

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II. The second paragraph in the "Management" section beginning "Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited…" has been deleted.

Please keep this supplement for future reference.